Trade receivables - Schedule of breakdown for trade receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Trade Receivable [Line Items]
Trade receivables before loss allowance	€ 250,139	€ 263,380
Loss allowance	(23,052)	(14,590)
Total trade receivables	227,087	248,790
At beginning of period	(14,590)	(6,681)
Provisions	(12,720)	(11,174)
Utilizations	2,999	353
Releases	341	3,062
Exchange differences and other	918	(150)
At end of period	(23,052)	(14,590)
EMEA
Disclosure of Trade Receivable [Line Items]
Total trade receivables	97,064	97,619
Italy
Disclosure of Trade Receivable [Line Items]
Total trade receivables	60,898	58,460
Americas
Disclosure of Trade Receivable [Line Items]
Total trade receivables	57,914	65,491
United States
Disclosure of Trade Receivable [Line Items]
Total trade receivables	43,309	50,294
Greater China Region
Disclosure of Trade Receivable [Line Items]
Total trade receivables	43,457	56,682
Rest of APAC
Disclosure of Trade Receivable [Line Items]
Total trade receivables	€ 28,652	€ 28,998